Segment Information	12 Months Ended
Dec. 31, 2023
Segment information [Abstract]
Segment information

5. Segment information

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision maker (“CODM”) in order to allocate resources to segments and to assess their performance.

The Group now consists of two reportable operating segments as follows:

(a)	Subscription, licensing and smart education business engages in the distribution of commercial copyrights and provision of music education solutions.

(b)	Music events and performances business engages in the provision of services related to music festival events and music performance and sale of Conch Smart Speakers.

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable operating segment’s profit/(loss), which is a measure of adjusted profit/(loss) before tax. The adjusted profit/(loss) before tax is measured consistently with the Group’s profit/(loss) before tax except that foreign exchange differences, net, finance income, non-lease-related finance costs, as well as head office and corporate income/expenses are excluded from such measurement.

Segment assets exclude amounts due from shareholders and related parties, cash and cash equivalents and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude interest-bearing loans and borrowings, amounts due to related parties and shareholders, income tax payable and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	Subscription, licensing and smart education business			Music events and performances business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external Customers	103,595	84,209	218,515	3,342	30,906	77,382	106,937	115,115	295,897
Segment results:
The Group	(25,397)	(561,740)	27,749	(2,229)	(56,525)	1,426	(27,626)	(618,265)	29,175
Share of loss of a joint venture^		—	—		—	(491)		—	(491)
	(25,397)	(561,740)	27,749	(2,229)	(56,525)	935	(27,626)	(618,265)	28,684
Reconciliation:
Finance income							9	34	79
Foreign exchange differences, net								1,023	(1,032)
Change in fair value of equity investment at fair value through profit or loss								(1,000)	—
Other unallocated gains								—	—
Corporate and other unallocated expenses							(31,154)	(267,618)	(79,711)
Non-lease related finance costs							(7,028)	(4,613)	(6,602)
Loss before Tax							(7,028)	(890,439)	(58,582)
Other segment information
Depreciation of property, plant and equipment	1,938	14,723	10,385	28	243	324	1,966	14,966	10,709
Depreciation of right-of-use assets	2,198	2,935	3,143	—	498	996	2,198	3,433	4,139
Amortisation of intangible assets	5,540	18,626	8,422	110	—	—	5,650	18,626	8,422
Impairment losses on financial assets, net	4,882	82,978	18,498	—	16,656	2,155	4,882	99,634	20,653
Impairment losses on investments in associates and joint ventures	20,525		—	—	—	—	20,525	—	—
Impairment of Inventories	—	7,840	—	—	—	—	—	7,840	—
Impairment of property, plant and equipment	—	34,858	—	—	—	—	—	34,858	—
Impairment of Intangible assets	—	427,314	—	—	—	—	—	427,314	—
Impairment of Goodwill	—	1,610	—	—	235,615	—	—	237,225	—

^	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2022: Nil; 2021: 997,000) for the year ended December 31, 2023 and cumulatively RMB997,000 (December 31, 2022: 997,000) as at December 31, 2023. The joint venture was dissolved on February 18, 2022.

	Subscription, licensing and smart education business		Music events and performances business		Total
	As at December 31,		As at December 31,		As at December 31,
	2023	2022	2023	2022	2023	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	219,314	235,315	14,693	3,585	234,007	238,900
Reconciliation:
Corporate and other unallocated assets					14,497	7,840
					248,504	246,740
Segment liabilities	122,299	99,852	15,286	15,669	137,585	115,521
Reconciliation:
Corporate and other unallocated liabilities					87,361	70,431
					224,946	185,952
Other segment information
Capital expenditure*	4,945	46,440	—	—	4,945	46,440

*	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Geographical information

Geographical information is not presented since over 90% of the Group’s revenue from external customers is generated in the PRC and over 90% of the non-current assets of the Group (other than financial instruments) are located in the PRC. Accordingly, in the opinion of the directors, the presentation of geographical information would provide no additional useful information to the users of the consolidated financial statements

Information about major customers

Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart education business segment.  The respective revenue generated by these customers for each reporting period is set out below:

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Customer 1	*	*	60,226
Customer 2	*	25,396	46,358
Customer 3	31,132	28,302	*

*	Less than 10% of the Group’s revenue.